Investments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Investments
9. Investments

	2023			2022
	Current	Non Current	Total	Current	Non Current	Total
Investment at amortised cost
Time deposits	$314,495	$100,000	$414,495	$432,750	$65,000	$497,750
Bonds	293,311	160,132	453,443	286,203	137,907	424,110
	607,806	260,132	867,938	718,953	202,907	921,860
Allowance for expected credit losses	(1,060)	(1,198)	(2,258)	(2,104)	(851)	(2,955)
	606,746	258,934	865,680	716,849	202,056	918,905
Investment at fair value through profit or loss
Investment funds	102,063	—	102,063	95,474	—	95,474
	$708,809	$258,934	$967,743	$812,323	$202,056	$1,014,379
Investments at amortised cost include time deposits, and bonds which include, zero coupon bonds and listed corporate bonds. All of the investments are denominated in U.S. dollar, as a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
Time deposits earned interest based on rates determined by the banks in which the instruments are held. The use of these instruments before its maturity date depends on the cash requirements of the Company.
As of December 31, 2023, the Company has pledged $6.5 million of its time deposits in order to fulfil the collateral requirements for some lease and airport contracts.
Listed corporate bonds, have interest rates ranging between 1.00% and 5.70% (2022: between 0.40% and 5.25%).
The information about the expected credit loss over these financial assets is disclosed in note 28.3
Investments at fair value through profit or loss (“FVPL”) include investments in listed equity shares of an investment fund. Fair values of these equity shares are determined by reference to published price quotations in an active market. During 2023, the Company recognized a net unrealized profit on instruments at FVPL of $6.3 million (2022: $4.2 million net loss) recorded under “Other net non-operating income (expense)” in the accompanying consolidated statement of profit or loss.
For information about the methods and assumptions used in determining fair value see 28.6.